Average Annual Total Returns - Prudential Day One 2065 Fund	R1 One Year	R1 SinceInception	R1 InceptionDate	R2 One Year	R2 SinceInception	R2 InceptionDate	R3 One Year	R3 SinceInception	R3 InceptionDate	R4 One Year	R4 SinceInception	R4 InceptionDate	R5 One Year	R5 SinceInception	R5 InceptionDate	R6 One Year	R6 SinceInception	R6 InceptionDate	R6 Return After Taxes on Distributions One Year	R6 Return After Taxes on Distributions SinceInception	R6 Return After Taxes on Distributions InceptionDate	R6 Return After Taxes on Distributions and Sale of Fund Shares One Year	R6 Return After Taxes on Distributions and Sale of Fund Shares SinceInception	R6 Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	Prudential Day One 2065 Custom Benchmark One Year	Prudential Day One 2065 Custom Benchmark SinceInception		S&P Target Date 2065+ Index One Year	S&P Target Date 2065+ Index SinceInception
Total	11.03%	11.64%	Dec. 16, 2019	11.26%	11.88%	Dec. 16, 2019	11.41%	12.02%	Dec. 16, 2019	11.50%	12.12%	Dec. 16, 2019	11.70%	12.31%	Dec. 16, 2019	11.84%	12.46%	Dec. 16, 2019	11.51%	11.93%	Dec. 16, 2019	7.20%	9.38%	Dec. 16, 2019	13.86%	13.86%	[1]	13.99%	13.99%	[1]

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.